As filed with the U.S. Securities and Exchange Commission on February 16, 2007

Securities Act File No. 2-90519

Investment Company Act File No. 811-04007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___ Post-Effective Amendment No. 72

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 73

(Check appropriate box or boxes.)

Legg Mason Partners Trust II*

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Trust II

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on February 28, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This filing relates solely to shares of the Trust’s series Legg Mason Partners Diversified Large Cap Growth Fund, Legg Mason Partners Small Cap Growth Opportunities Fund, Legg Mason Partners Short Duration Municipal Income Fund, Legg Mason Partners Capital Preservation Fund and Legg Mason Partners Capital Preservation Fund II

Explanatory Note

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 2-90519) and Amendment No. 72 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (File No. 811-4007) pursuant to Rule 485(a) on December 20, 2006 (Accession No. 0001193125-06-257140) are incorporated herein by reference. This filing is being made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to extend the effectiveness of the Registration Statement until February 28, 2007.

PART C

OTHER INFORMATION

Item 23.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-90519 and 811-04007).

(a)(1) Amended and Restated Declaration of Trust of the Registrant dated September 28, 2001 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on October 15, 2001 (“Post-Effective Amendment No. 41”).

(2) Certificate of Amendment to the Amended and Restated Declaration of Trust March 22, 2002 is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registration Statement filed on September 17, 2002 (“Post-Effective Amendment No. 53”).

(3) Certificate of Amendment to the Amended and Restated Declaration of Trust dated September 6, 2002 is incorporated herein by reference to Post-Effective Amendment No. 53.

(4) Certificate of Amendment to the Amended and Restated Declaration of Trust dated March 5, 2003 is incorporated herein by reference to Pos-Effective Amendment No. 58 to the Registration Statement filed on February 27, 2004 (“Post-Effective Amendment No. 58”)

(5) Amendment to the Amended and Restated Declaration of Trust dated August 22, 2003 is incorporated herein by reference to Post-Effective Amendment No. 58.

(6) Certificate of Amendment to the Amended and Restated Declaration of Trust dated April 29, 2004 is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registration Statement filed on April 28, 2004 (“Post-Effective Amendment No. 60”).

(7) Amendment to the Amended and Restated Declaration of Trust dated November 23, 2004 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on February 25, 2005 (“Post-Effective Amendment No. 63”).

(8) Certificate of Amendment to the Amended and Restated Declaration of Trust dated August 15, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registration Statement filed on February 27, 2006 (“Post-Effective Amendment No. 66”).

(9) Certificate of Amendment to the Amended and Restated Declaration of Trust dated April 7, 2006 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registration Statement filed on April 27, 2006 (“Post-Effective Amendment No. 67”).

(10) Certificate of Amendment to the Amended and Restated Declaration of Trust effective October 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70 to the Registration Statement filed on December 1, 2006 (“Post-Effective Amendment No. 70”).

(11) Certificate of Amendment to the Amended and Restated Declaration of Trust dated November 20, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70.

(b) Amended and Restated By-Laws are Incorporated herein by reference to Post-Effective Amendment No. 41.

(c) Not Applicable

(d)(1) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Short Duration Municipal Income Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on December 20, 2006 (“Post-Effective Amendment No. 71”).

(2) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Capital Preservation Fund, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 71.

(3) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Capital Preservation Fund II, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 71.

(4) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Diversified Large Cap Growth Fund, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 71.

(5) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Small Cap Growth Opportunities Fund, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 71.

(6) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Short Duration Municipal Income Fund, LMPFA and Western Asset Management Company (“WAM”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 71.

(7) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Capital Preservation Fund, LMPFA and Batterymarch Financial Management, Inc. (“Batterymarch”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 71.

(8) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Capital Preservation Fund, LMPFA and Clearbridge Advisors, LLC, formerly known as CAM North America, LLC, (“Clearbridge”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 71.

(9) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Capital Preservation Fund II, LMPFA and Batterymarch dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 71.

(10) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Capital Preservation Fund II, LMPFA and Clearbridge is incorporated herein by reference to Post-Effective Amendment No. 71.

(11) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Diversified Large Cap Growth Fund, LMPFA and Clearbridge is incorporated herein by reference to Post-Effective Amendment No. 71.

(12) Form of Subadvisory Agreement between the Registrant, on behalf of Legg Mason Partners Small Cap Growth Opportunities Fund, LMPFA and Clearbridge is incorporated herein by reference to Post-Effective Amendment No. 71.

(e)(1) Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) dated September 5, 2000 is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on December 21, 2001 (“Post-Effective Amendment No. 43”).

(2) Distribution Agreement between the Registrant and PFS Distributors, Inc., as co-distributor with respect to the shares of Legg Mason Partners Capital Preservation Fund is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registration Statement filed on December 13, 2002 (“Post-Effective Amendment No. 54”).

(3) Distribution Agreement between the Registrant and PFS Distributors, Inc., as co-distributor with respect to the shares of Legg Mason Partners Capital Preservation Fund II is incorporated herein by reference to Post-Effective Amendment No. 53.

(4) Letter Agreement with CGMI amending exhibit to the Distribution Agreement dated March 17, 2003 is incorporated herein by reference to Post-Effective Amendment No. 58.

(5) Amendment to the Distribution Agreement with CGMI dated December 1, 2005 is incorporated herein by reference to Pos-Effective Amendment No. 66.

(6) Amendment to Distribution Agreement between the Registrant and PFS Investments, Inc. (successor in interest to PFS Distributors, Inc.), as co-distributor with respect to the shares of Legg Mason Partners Capital Preservation Fund and Legg Mason Partners Capital Preservation Fund II is incorporated herein by reference to Post-Effective Amendment No. 66.

(7) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(8) Form of Distribution Agreement between the Registrant and PFS Investments, Inc. is incorporated herein by reference to Post-Effective Amendment No. 68 to the Registration Statement filed on September 20, 2006 (“Post-Effective Amendment No. 68”).

(9) Form of Amendment to the Distribution Agreement with PFS Investments, Inc. is incorporated herein by reference to Post-Effective Amendment No. 68.

(f)(1) Amended and Restated Retirement Plan dated January 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(2) Amendment to the Amended and Restated Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 70.

(g) Custodian Services Agreement between the Registrant and State Street Bank and Trust Company dated as of January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 66.

(h)(1) Form of Transfer Agency and Services Agreement between the Registrant and PFPC Inc. dated as of January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 66.

(2) Guarantee from Legg Mason Partners Capital Preservation Fund for the benefit of its Shareholders is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement filed on March 29, 2002 (“Post-Effective Amendment No. 50”).

(3) Amended and Restated Financial Guarantee Agreement between Legg Mason Partners Capital Preservation Fund and Ambac Assurance Corporation is incorporated herein by reference to Post-Effective Amendment No. 54.

(4) Legg Mason Partners Capital Preservation Fund Financial Guarantee Insurance Policy is incorporated herein by reference to Post-Effective Amendment No. 54.

(5) Legg Mason Partners Capital Preservation Fund Expense Limitation Agreement is incorporated herein by reference to Post-Effective Amendment No. 54.

(6) Amendment No. 1 to the Legg Mason Partners Capital Preservation Fund Expense Limitation Agreement is incorporated herein by reference to Post-Effective Amendment No. 54.

(7) Amendment No. 2 to the Legg Mason Partners Capital Preservation Fund Expense Limitation Agreement is incorporated herein by reference to Post-Effective Amendment No. 54.

(8) Amendment No. 3 to the Legg Mason Partners Capital Preservation Fund Expense Limitation Agreement is incorporated herein by reference to Post-Effective Amendment No. 54.

(9) Guarantee from Legg Mason Partners Capital Preservation Fund II for the benefit of its Shareholders is incorporated herein by reference to Post-Effective Amendment No. 53.

(10) Financial Guarantee Agreement between Legg Mason Partners Capital Preservation Fund II and Ambac Assurance Corporation is incorporated herein by reference to Post-Effective Amendment No. 53.

(11) Legg Mason Partners Capital Preservation Fund II Expense Limitation Agreement is incorporated herein by reference to Post-Effective Amendment No. 53.

(12) Financial Statements of [                                                         ] to be filed by amendment.

A. [                    ] (“[                    ]”) is a subsidiary of [                    ] (“[ ]”). [ ] files periodic reports which include [                    ] consolidated financial statements, under the Securities Exchange Act of 1934, as amended. [                    ] consolidated financial statements and all information related thereto as included in the following documents filed by [ ] with the Securities and Exchange Commission (File No. [                    ]) are incorporated herein by reference:

1) Annual Report on Form 10-K for the fiscal year ended December 31, 2004 and filed on March 15, 2005;

2) Current Report on Form 8-K dated April 5, 2005 and filed on April 11, 2005;

3) Current Report on Form 8-K dated April 20, 2005 and filed on April 20, 2005;

4) Current Report on Form 8-K dated May 3, 2005 and filed on May 5, 2005;

5) Quarterly Report on Form 10-Q for the fiscal quarterly period ended March 31, 2005 and filed on May 10, 2005;

6) Current Report on Form 8-K dated July 20, 2005 and filed on July 20, 2005;

7) Current Report on Form 8-K dated July 28, 2005 and filed on August 2, 2005;

8) Quarterly Report on Form 10-Q for the fiscal quarterly period ended June 30, 2005 and filed on August 9, 2005;

9) The information deemed to be filed under Item 2.02 contained in AFG’s Current Report on Form 8-K dated and filed on October 19, 2005;

10) Quarterly Report on Form 10-Q for the fiscal quarterly period ended September 30, 2005 and filed on November 9, 2005;

11) Current Report on Form 8-K dated November 29, 2005 and filed on December 5, 2005;

12) Current Report on Form 8-K dated December 6, 2005 and filed on December 9, 2005;

13) Current Report on Form 8-K dated January 25, 2006 and filed on January 25, 2006; and

14) Current Report on Form 8-K dated January 23, 2006 and filed on January 27, 2006.

B. Consent of [                ], Independent Registered Public Accounting Firm of [                ].

(13) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(i) Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement filed on April 30, 2002 (“Post-Effective Amendment No. 51”).

(j)(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(2)	Power of Attorney dated April 12, 2006 is incorporated herein by reference to Post-Effective Amendment No. 67.

(k) Not Applicable.

(l) Not Applicable.

(m) Form of Amended Shareholder Services and Distribution Plan pursuant to 12b-1 (relating to Class A, B and C shares), dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(n) Rule 18f-3(d) Multiple Class Plan of the Registrant dated November 13, 1998 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on March 1, 1999.

(o) Not Applicable.

(p)(1) Code of Ethics of LMPFA and Clearbridge, formerly known as Citigroup Asset Management – North America, as amended September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 66.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(3) Code of Ethics of Batterymarch dated February 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 67.

(4)	Code of Ethics of WAM adopted February 2005 is incorporated herein by reference to Post-Effective Amendment No. 71.

(q)	Not Applicable.

Item 24.	Persons Controlled by or under Common Control with Registrant

None

Item 25.	Indemnification

Reference is hereby made to (a) Article V of the Registrant’s Declaration of Trust, incorporated herein by reference; (b) paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), incorporated herein by reference; (c) paragraph 7 of the Amendment to the CGMI Distribution Agreement; (d) paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), incorporated herein by reference; (e) Section 4 of the Form of Distribution Agreement between the Registrant and PFS Investments Inc. (the “PFS Distribution Agreement”), incorporated herein by reference to Post-Effective Amendment No. 68 filed on September 20, 2006; (f) paragraph 7 of the Form of Amendment to the PFS Distribution Agreement incorporated herein by reference; and the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadvisor — Batterymarch Financial Management, Inc. (“Batterymarch”)

Batterymarch was organized under the laws of the State of Maryland as a corporation. Batterymarch is an indirect wholly-owned subsidiary of Legg Mason.

Batterymarch is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Batterymarch together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Batterymarch pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801- 48035).

Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Subadvisor — Clearbridge Advisors, LLC (formerly known as CAM North America, LLC) (“Clearbridge”)

Clearbridge was organized under the laws of the State of Delaware as a limited liability company. Clearbridge is a direct wholly-owned subsidiary of Legg Mason.

Clearbridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Clearbridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Clearbridge pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-64710).

Item 27.	Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund,

Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Trust II, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Investment Series, Legg Mason Partners Investment Trust, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Smith Barney Money Funds Inc. and Legg Mason Partners Sector Series, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Trust II
125 Broad Street
New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Subadvisers:

(3)	Batterymarch Financial Management, Inc.
John Hancock Tower
200 Clarendon Street
Boston, MA 02116

(4)	c/o Clearbridge Advisors, LLC
399 Park Avenue
New York, NY 10022

(5)	c/o Western Asset Management Company
399 Park Avenue
New York, NY 10022

With respect to the Registrant’s Custodian:

(6)	State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(7)	PFPC Inc.
P.O. Box 9699
Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(8)	Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

(9)	Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

(10)	PFS Investments Inc.
3120 Breckinridge Blvd.
Building 20
Duluth, GA 30099-0062

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS TRUST II, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of February, 2007.

LEGG MASON PARTNERS TRUST II, on behalf of its series

Legg Mason Partners Short Duration Municipal Income Fund

Legg Mason Partners Capital Preservation Fund

Legg Mason Partners Capital Preservation Fund II

Legg Mason Partners Diversified Large Cap Growth Fund

Legg Mason Partners Small Cap Growth Opportunities Fund

By:	/s/ R. Jay Gerken
R. Jay. Gerken Chairman of the Board (Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on February 16, 2007.

Signature	Title

/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Kaprel Ozsolak Kaprel Ozsolak	Treasurer and Chief Financial Officer

/s/ Elliot J. Berv*	Trustee
Elliot J. Berv

/s/ Donald M. Carlton* Donald M. Carlton	Trustee

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee

/s/ Mark T. Finn* Mark T. Finn	Trustee

/s/ Stephen Randolph Gross* Stephen Randolph Gross	Trustee

/s/ Diana R. Harrington* Diana R. Harrington	Trustee

/s/ Susan B. Kerley* Susan B. Kerley	Trustee

/s/ Alan G. Merten* Alan G. Merten	Trustee

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated April 12, 2006.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

Not Applicable.